Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Retirement benefits	$ 535,260	$ 751,676
Other liabilities and reserves	113,257	134,358
Long-term contracts	26,714	27,726
Stock-based incentive compensation	59,274	70,129
Loss carryforwards	286,180	175,571
Unrealized currency exchange gains and losses	14,639	9,057
Inventory	15,570	18,535
Foreign tax credit carryforward	25,195	19,079
Depreciation and amortization	(527,860)	(480,791)
Valuation allowance	(273,413)	(176,079)
Net deferred tax asset	274,816	549,261
Change in net deferred tax asset:
Provision for deferred tax	1,368	56,452	(20,715)
Items of other comprehensive (loss) income	(194,746)	319,352
Acquisitions and other	(81,067)	(16,160)
Total change in net deferred tax	$ (274,445)	$ 359,644